Cover	Aug. 08, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 21, 2024
Entity Registrant Name	Cutera, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50644
Entity Tax Identification Number	77-0492262
Entity Address, Address Line One	3240 Bayshore Blvd.
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	415
Local Phone Number	657-5500
Title of 12(b) Security	Common Stock ($0.001 par value)
Trading Symbol	CUTR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001162461
Amendment Flag	false